Due to Former Director - Related Party	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Related Party Transactions [Abstract]
Due to Former Director - Related Party

NOTE 3 – DUE TO FORMER DIRECTOR - RELATED PARTY

Due to director - related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amount owed the former director at September 30, 2019 and June 30, 2019 is $29,995 and $31,164, respectively. The Company plans to repay the notes as its cash resources allow.

NOTE 4 – DUE TO FORMER DIRECTOR - RELATED PARTY

Due to director - related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amount owed the former director at June 30, 2019 and 2018 is $31,164 and $32,898, respectively. The Company plans to repay the notes as its cash resources allow.